UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549
	FORM 13F
	FORM 13F COVER PAGE
	Report for the Calendar Year or Quarter 	September 30, 2010
Check here if Amendment [ X  ];  Amendment Number : 1
This Amendment (Check Only one.): [ X  ] is a restatement.
	[   ] adds new holdings entries.
Institutional Investment Manager Filing this Report
Name:    	Old Point Trust && Financial Services, N.A
Address: 	11780 Jefferson Ave Suite D
	Newport 	VA	23606
13F File Number

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager :
Name:	Eugene Jordan II
Title: 	President && CEO
Phone	757-599-2200
Signature,Place, and Date Of Signing:
Eugene Jordan II Newport News VA September 30, 2010

Amendment explanation: The previous 13F filed on October 12,2010 was filed in error under Old Point Financial Corporation. This report has been correctly refiled under Old Point Trust and Financial Services, N.A.

Report Type (Check only one.):
[X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.